UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6349

Name of Fund: Merrill Lynch Latin America Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
      Latin America Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 11/30/2004

Date of reporting period: 06/01/04 - 08/31/04

Item 1 - Schedule of Investments

                                          Merrill Lynch Latin America Fund, Inc.

Consolidated Schedule of Investments as of August 31, 2004     (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country        Industry#                                            Shares Held    Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Argentina -    Apparel, Accessories & Luxury Goods - 0.1%               335,822  + Grimoldi SA 'B'                     $    162,517
1.2%           --------------------------------------------------------------------------------------------------------------------
               Electric Utilities - 0.4%                                379,500  + Central Costanera SA 'B'                 482,568
               --------------------------------------------------------------------------------------------------------------------
               Oil - 0.6%                                                19,000    Tenaris SA (ADR)*                        732,450
               --------------------------------------------------------------------------------------------------------------------
                                                                                   Total Common Stocks in Argentina       1,377,535
-----------------------------------------------------------------------------------------------------------------------------------
Brazil -       Apparel, Accessories & Luxury Goods - 0.0%            12,284,085  + Empresa Nasional de Comercio SA           43,935
53.3%          --------------------------------------------------------------------------------------------------------------------
               Banks - 5.9%                                              16,000    Banco Bradesco SA (ADR)*                 780,000
                                                                         95,000    Banco Itau Holding Financeiro SA
                                                                                   (ADR)*                                 4,788,000
                                                                         63,500    Uniao de Bancos Brasileiros SA
                                                                                   (Unibanco) (GDR)**                     1,454,150
                                                                                                                       ------------
                                                                                                                          7,022,150
               --------------------------------------------------------------------------------------------------------------------
               Beverages & Tobacco - 3.2%                               174,000    Companhia de Bebidas das Americas
                                                                                   (ADR)*                                 3,775,800
               --------------------------------------------------------------------------------------------------------------------
               Chemicals - 0.4%                                      33,300,000    Ultrapar Participacoes SA                470,038
               --------------------------------------------------------------------------------------------------------------------
               Cosmetics & Toiletries - 0.8%                             51,500    Natura Cosmeticos SA                     993,829
               --------------------------------------------------------------------------------------------------------------------
               Diversified Telecommunication Services - 4.9%        321,000,000    Brasil Telecom SA                      1,241,098
                                                                        234,000    Tele Norte Leste Participacoes SA
                                                                                   (Telemar)                              3,043,675
                                                                         87,000    Telemar Norte Leste SA                 1,593,171
                                                                                                                       ------------
                                                                                                                          5,877,944
               --------------------------------------------------------------------------------------------------------------------
               Electric Utilities - 2.7%                             42,600,000    Centrais Eletricas Basileiras SA -
                                                                                   Eletrobras                               583,880
                                                                        115,000    Companhia Energetica de Minas
                                                                                   Gerais SA-CEMIG (ADR)*                 2,132,100
                                                                         18,210    Espirito Santo Centrais Eletricas
                                                                                   SA - Escelsa                             557,476
                                                                                                                       ------------
                                                                                                                          3,273,456
               --------------------------------------------------------------------------------------------------------------------
               Foods - 0.6%                                              45,500    Perdigao SA                              696,539
               --------------------------------------------------------------------------------------------------------------------
               Industrial Materials - 0.7%                              418,000    Marcopolo SA                             890,726
               --------------------------------------------------------------------------------------------------------------------
               Machinery - 2.6%                                       1,100,000    Weg SA                                 3,056,597
               --------------------------------------------------------------------------------------------------------------------
               Metals & Mining - 13.8%                                1,169,000    Caemi Mineracao e Metalurgica SA         625,752
                                                                        189,000    Companhia Siderurgica Nacional
                                                                                   (ADR)*                                 2,925,720

                                          Merrill Lynch Latin America Fund, Inc.

                                                               (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country        Industry#                                            Shares Held    Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Brazil         Metals & Mining (concluded)                              198,000    Companhia Vale do Rio Doce
(concluded)                                                                        (Sponsored ADR)*                    $  9,642,600
                                                                         49,500    Gerdau SA (ADR)*                         814,275
                                                                        154,500    Usinas Siderurgicas de Minas
                                                                                   Gerais SA 'A'                          2,438,919
                                                                                                                       ------------
                                                                                                                         16,447,266
               --------------------------------------------------------------------------------------------------------------------
               Oil & Gas - 10.0%                                        337,000    Petroleo Brasileiro SA - Petrobras
                                                                                   (ADR)*                                 9,398,930
                                                                         82,000    Petroleo Brasileiro SA - Petrobras
                                                                                   (ADR)*                                 2,521,500
                                                                                                                       ------------
                                                                                                                         11,920,430
               --------------------------------------------------------------------------------------------------------------------
               Paper - 2.1%                                             645,000    Klabin SA                              1,022,588
                                                                        137,500    Suzano Bahia Sul Papel e Celulose
                                                                                   SA                                       583,660
                                                                         25,000    Votorantim Celulose e Papel SA
                                                                                   (ADR)*                                   878,250
                                                                                                                       ------------
                                                                                                                          2,484,498
               --------------------------------------------------------------------------------------------------------------------
               Public Thoroughfares - 1.5%                              139,000    Companhia de Concessoes Rodoviarias    1,729,799
               --------------------------------------------------------------------------------------------------------------------
               Specialty Stores - 0.5%                                   31,000    Companhia Brasileira de
                                                                                   Distribuicao Grupo Pao de Acucar
                                                                                   (ADR)*                                   638,600
               --------------------------------------------------------------------------------------------------------------------
               Transportation - Road & Rail - 0.8%                       46,000  + All America Latina Logistica (ALL)       956,700
               --------------------------------------------------------------------------------------------------------------------
               Wireless Telecommunication Services - 2.9%                59,959    Celular CRT Participacoes SA              10,221
                                                                      3,003,000    Celular CRT Participacoes SA 'A'         604,081
                                                                     18,700,000    TIM Sul SA                               522,809
                                                                     97,450,367    Tele Celular Sul Participacoes SA        112,967
                                                                        121,100    Tele Centro Oeste Celular
                                                                                   Participacoes SA (ADR)*                1,150,450
                                                                     77,500,000    Tele Nordeste Celular
                                                                                   Participacoes SA                          81,120
                                                                      8,228,684    Tele Sudeste Celular Participacoes
                                                                                   SA                                        15,178
                                                                    293,000,000    Tele Sudeste Celular Participacoes
                                                                                   SA (Preference)                          651,333
                                                                     71,000,000    Telemig Celular Participacoes SA         181,555
                                                                            599    Telemig Celular SA                       173,594
                                                                             62    Telemig Celular SA 'G'                     8,456
                                                                                                                       ------------
                                                                                                                          3,511,764
               --------------------------------------------------------------------------------------------------------------------
                                                                                  Total Common Stocks in Brazil          63,790,071
-----------------------------------------------------------------------------------------------------------------------------------
Chile - 6.6%   Airlines - 1.1%                                           56,500   Lan Airlines SA (ADR)*                  1,240,175
               --------------------------------------------------------------------------------------------------------------------
               Beverages - 0.4%                                          42,500   Embotelladora Andina SA 'B' (ADR)*        473,875
               --------------------------------------------------------------------------------------------------------------------

                                          Merrill Lynch Latin America Fund, Inc.

                                                               (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country        Industry#                                            Shares Held    Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Chile          Commercial Banks - 0.9%                                   40,500    Banco Santander Chile SA (ADR)*     $  1,105,650
(concluded)    --------------------------------------------------------------------------------------------------------------------
               Electric Utilities - 2.8%                                130,000    Empresa Nacional de Electricidad
                                                                                   SA (Endesa) (ADR)*                     1,966,900
                                                                        208,000    Enersis SA (ADR)*                      1,376,960
                                                                                                                       ------------
                                                                                                                          3,343,860
               --------------------------------------------------------------------------------------------------------------------
               Integrated Telecommunication Services - 1.4%              95,000    Compania de Telecomunicaciones de
                                                                                   Chile SA (ADR)*                        1,170,400
                                                                         74,000    Empresa Nacional de
                                                                                   Telecomunicaciones S.A.                  515,576
                                                                                                                       ------------
                                                                                                                          1,685,976
               --------------------------------------------------------------------------------------------------------------------
                                                                                   Total Common Stocks in Chile           7,849,536
-----------------------------------------------------------------------------------------------------------------------------------
Colombia -     Banks - 0.3%                                              49,000    Bancolombia SA (ADR)*                    341,530
0.3%           --------------------------------------------------------------------------------------------------------------------
                                                                                   Total Common Stocks in Colombia          341,530
-----------------------------------------------------------------------------------------------------------------------------------
Mexico -       Airport Services - 0.5%                                   31,500    Grupo Aeroportuario del Sureste SA
33.1%                                                                              de CV (ADR)*                             667,800
               --------------------------------------------------------------------------------------------------------------------
               Beverages - 2.3%                                          45,500    Fomento Economico Mexicano, SA de
                                                                                   CV (ADR)*                              1,966,965
                                                                        307,000    Grupo Modelo, SA de CV 'C'               732,076
                                                                                                                       ------------
                                                                                                                          2,699,041
               --------------------------------------------------------------------------------------------------------------------
               Broadcasting & Cable Television - 2.2%                    54,500    Grupo Televisa, SA (ADR)*              2,623,085
               --------------------------------------------------------------------------------------------------------------------
               Building - 2.1%                                        1,228,000  + Corporacion GEO, SA de CV 'B'          1,599,512
                                                                         28,500  + Desarrolladora Homex SA de CV
                                                                                   (ADR)*                                   489,630
                                                                        123,000  + Urbi, Desarrollos Urbanos, SA de
                                                                                   CV                                       390,536
                                                                                                                       ------------
                                                                                                                          2,479,678
               --------------------------------------------------------------------------------------------------------------------
               Construction Materials - 4.1%                            174,000    Cemex SA de CV (ADR)*                  4,924,200
               --------------------------------------------------------------------------------------------------------------------
               Food Products - 0.5%                                     285,000    Grupo Industrial Bimbo SA de CV
                                                                                   'A'                                      622,041
               --------------------------------------------------------------------------------------------------------------------
               Industrial Conglomerates - 1.4%                          257,000    Alfa, SA 'A'                             844,214
                                                                        175,000    Grupo Carso SA de CV 'A1'                801,568
                                                                                                                       ------------
                                                                                                                          1,645,782
               --------------------------------------------------------------------------------------------------------------------
               Integrated Telecommunication Services - 6.2%             229,500    Telefonos de Mexico SA 'L' (ADR)*      7,433,505
               --------------------------------------------------------------------------------------------------------------------

                                          Merrill Lynch Latin America Fund, Inc.

                                                               (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Country        Industry#                                            Shares Held    Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Mexico         Multiline Retail - 5.2%                                  460,000    Controladora Comercial Mexicana SA
(concluded)                                                                        de CV                               $    500,988
                                                                         40,000    Grupo Elektra, SA de CV                  263,493
                                                                         12,000    Grupo Elektra, SA de CV (ADR)*           316,080
                                                                      1,610,000    Wal-Mart de Mexico SA de CV 'V'        5,126,037
                                                                                                                       ------------
                                                                                                                          6,206,598
               --------------------------------------------------------------------------------------------------------------------
               Wireless Telecommunication Services - 8.6%               300,000    America Movil SA de CV 'L' (ADR)*     10,275,000
               --------------------------------------------------------------------------------------------------------------------
                                                                                   Total Common Stocks in Mexico         39,576,730
-----------------------------------------------------------------------------------------------------------------------------------
Peru - 1.0%    Metals & Mining - 1.0%                                    53,300    Compania de Minas Buenaventura SA
                                                                                   (ADR)*                                 1,210,976
               --------------------------------------------------------------------------------------------------------------------
                                                                                   Total Common Stocks in Peru            1,210,976
-----------------------------------------------------------------------------------------------------------------------------------
Venezuela -    Construction Materials - 0.0%                            643,105  + Sudamtex de Venezuela
0.7%                                                                               (ADR)*(a)(c)                                   6
               --------------------------------------------------------------------------------------------------------------------
               Integrated Telecommunication Services - 0.7%              45,000    Compania Anonima Nacional
                                                                                   Telefonos de Venezuela (CANTV)
                                                                                   (ADR)*                                   891,900
               --------------------------------------------------------------------------------------------------------------------
               Metals & Mining - 0.0%                                    27,350  + International Briquettes Holding,
                                                                                   Inc.                                           0
               --------------------------------------------------------------------------------------------------------------------
                                                                                   Total Common Stocks in Venezuela         891,906
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Total Investments in Common Stocks
                                                                                   (Cost - $102,511,078) - 96.2%        115,038,284
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
Chile - 1.3%   Diversified Financial Services - 1.3%                     26,000    Genesis Chile Fund                     1,560,000
               --------------------------------------------------------------------------------------------------------------------
                                                                                   Total Investments in Mutual Funds
                                                                                   (Cost - $783,063) - 1.3%               1,560,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Face
                                                                         Amount    Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.0%  Metals & Mining - 0.0%                           BRL  $1,099,391    Companhia Vale do Rio Doce (b)                 0
               --------------------------------------------------------------------------------------------------------------------
                                                                                   Total Investments in Fixed Income
                                                                                   Securities (Cost - $0) - 0.0%                  0
-----------------------------------------------------------------------------------------------------------------------------------

                                          Merrill Lynch Latin America Fund, Inc.

                                                               (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
                                                            Beneficial Interest     Short-Term Securities                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                US$   1,613,197     Merrill Lynch Liquidity Series,
                                                                                    LLC Cash Sweep Series I (d)        $  1,613,197
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Total Investments in Short-Term
                                                                                    Securities
                                                                                    (Cost - $1,613,197) - 1.4%            1,613,197
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Total Investments
                                                                                    (Cost - $104,907,338***) - 98.9%    118,211,481

                                                                                    Other Assets Less
                                                                                    Liabilities - 1.1%                    1,353,403
                                                                                                                       ------------
                                                                                    Net Assets - 100.0%                $119,564,884
                                                                                                                       ============

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b) Received through a bonus issue from Companhia Vale do Rio Doce. As of August 31, 2004, the bonds have not commenced trading and the coupon rate has not been determined. This security is a perpetual bond and has no definite maturity date.
(c) Investments in companies 5% or more of whose outstanding securities are held by the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                      Net    Purchase  Sales  Realized  Dividend
      Affiliate                    Activity    Cost     Cost    Gain     Income
      --------------------------------------------------------------------------
      Sudamtex de Venezuela (ADR)     --        --       --      --         +
      --------------------------------------------------------------------------
      +     Non-income producing security.

(d) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      -----------------------------------------------------------------------------------
                                                                                Interest/
                                                                     Net        Dividend
      Affiliate                                                    Activity      Income
      -----------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I   $  1,228,536     $5,292
      Merrill Lynch Liquidity Series, LLC Money Market Series   $   (450,000)    $   96
      Merrill Lynch Premier Institutional Fund                      (150,000)    $   31
      -----------------------------------------------------------------------------------

                                          Merrill Lynch Latin America Fund, Inc.

Consolidated Schedule of Investments as of August 31, 2004 (concluded)
                                                               (in U.S. dollars)

*     American Depositary Receipts (ADR).
**    Global Depositary Receipts (GDR).
*** The cost and unrealized appreciation/depreciation of investments as of August 31, 2004, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $106,169,636
                                                                  ============
      Gross unrealized appreciation                               $  28,651,169
      Gross unrealized depreciation                                 (16,609,324)
                                                                  -------------
      Net unrealized appreciation                                 $  12,041,845
                                                                  =============

# For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
+     Non-income producing security.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Latin America Fund, Inc.


By: /s/ Terry K. Glenn
    ----------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Latin America Fund, Inc.

Date: October 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ----------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Latin America Fund, Inc.

Date: October 18, 2004


By: /s/ Donald C. Burke
    ----------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch Latin America Fund, Inc.

Date: October 18, 2004